REVENUES Q (Tables)	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Schedule of Disaggregation of Revenue
The following tables provide additional details related to the Company’s Revenues by segment for the three months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales	$28,199,024	$—	$—	$28,199,024
Fees	106,216	—	(1,937)	104,279
Blockchain rewards	56,918	—	(4,719)	52,199
Proprietary mining	—	—	1,171	1,171
Revenues from contracts with customers	$28,362,158	$—	$(5,485)	$28,356,673

Blockchain rewards from non-customers (1)	2,350	—	262	2,612
Lending	33,236	2,662	6,688	42,586
Total revenues	$28,397,744	$2,662	$1,465	$28,401,871

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales	$8,464,827	$—	$—	$8,464,827
Fees	14,527	—	6,195	20,722
Blockchain rewards	53,590	—	(5,491)	48,099
Proprietary mining	—	—	11,435	11,435
Revenues from contracts with customers	$8,532,944	$—	$12,139	$8,545,083

Blockchain rewards from non-customers (1)	960	—	984	1,944
Lending	21,905	—	1,725	23,630
Total revenues	$8,555,809	$—	$14,848	$8,570,657
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(1)Includes blockchain rewards earned from decentralized finance protocols and third-party staking infrastructure.
The following tables provide additional details related to the Company’s Revenues by segment for the nine months ended September 30, 2025 and 2024.

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2025
Digital assets sales	$49,613,572	$—	$—	$49,613,572
Fees	139,883	—	(7,095)	132,788
Blockchain rewards	180,168	—	(15,695)	164,473
Proprietary mining	—	—	13,351	13,351
Revenues from contracts with customers	$49,933,623	$—	$(9,439)	$49,924,184

Blockchain rewards from non-customers (1)	4,610	—	8,609	13,219
Lending	86,785	2,662	12,782	102,229
Total revenues	$50,025,018	$2,662	$11,952	$50,039,632

(in thousands)	Digital Assets	Data Centers	Treasury and Corporate	September 30, 2024
Digital assets sales	$26,507,682	$—	$—	$26,507,682
Fees	52,988	—	22,390	75,378
Blockchain rewards	98,983	—	(2,930)	96,053
Proprietary mining	—	—	47,875	47,875
Revenues from contracts with customers	$26,659,653	$—	$67,335	$26,726,988

Blockchain rewards from non-customers (1)	4,544	—	984	5,528
Lending	53,154	—	3,250	56,404
Total revenues	$26,717,351	$—	$71,569	$26,788,920
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(1)Includes blockchain rewards earned from decentralized finance protocols and third-party staking infrastructure.